Lattice US Equity Strategy ETF
Lattice US Equity Strategy ETF
INVESTMENT OBJECTIVE

The Lattice US Equity Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Lattice US Equity Strategy ETF
MANAGEMENT FEES	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	none
OTHER EXPENSES	0.08%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.43%
EXPENSE REIMBURSEMENT	(0.08%)	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENT	0.35%
[1]	Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	YEAR 1	YEAR 3	YEAR 5	YEAR 10
| Lattice US Equity Strategy ETF | USD ($)	36	130	233	534

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.87 percent of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to track the investment results of the Lattice Risk-Optimized US Equity Strategy Index (LROUSLX) (the “Index”), which seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. equity market indices and active U.S. equity market strategies.

The Index seeks to (1) lower concentration among individual stock exposures, and (2) enhance returns by improving the factor-attributes of the portfolio along the dimensions of value, quality, and momentum. The Index’s components are risk- and factor-adjusted twice annually, with a reconstitution occurring in March and a rebalance in September. The Index was established with a base value of 1000 on December 31, 2013. The components of the Index, and the degree to which these components represent certain industries, may change over time. Risk-Optimized refers to the approach Lattice takes in the development and management of its strategy indexes. Each strategy index developed by Lattice seeks to address identified risks within each asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process. Risk-optimized does not mean “lower risk” in all cases, but rather refers to the deliberate and intentional re-allocation of specific risks.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as over concentration. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 80 percent of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in securities not included in the Index, but which Lattice believes will help the Fund track the Index. Under normal conditions, the Lattice US Equity Strategy ETF, will invest at least 80 percent of its net assets (plus the amount of borrowings for investment purposes) in securities of issuers of U.S. companies. To the extent that a Fund’s Index concentrates (i.e., holds 25 percent or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received) in accordance with the Fund’s securities lending program and guidelines.

The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at www.latticestrategies.com.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

DERIVATIVES RISK:  A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, options and futures contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Options involve the payment or receipt of a premium by an investor and the corresponding right or obligation to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

EQUITY SECURITIES RISK: The equity securities in which the Fund invests are subject to changes in value and their values may be more volatile than those of other asset classes.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

INDEX TRACKING RISK:  While the Adviser seeks to track the performance of the Index as closely as possible ( i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

ISSUER RISK:  Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

MARKET RISK: The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

MARKET TRADING RISK:  The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

PASSIVE STRATEGY/INDEX RISK:  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

SECURITIES LENDING RISK:  The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

PERFORMANCE INFORMATION
As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.